UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21735

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Semiannual Report June 30, 2006

EATON VANCE
TAX-MANAGED
BUY-WRITE
OPPORTUNITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

INVESTMENT UPDATE

Walter A. Row

Eaton Vance

Management

Thomas Seto

Parametric Portfolio

Associates LLC

David Stein, Ph.D.

Parametric Portfolio

Associates LLC

Ronald M. Egalka

Rampart Investment

Management

The Fund

•	Eaton Vance Tax-Managed Buy- Write Opportunities Fund (the Fund) is a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol ETV.

•

Based on share price, Eaton Vance Tax-Managed Buy-Write Opportunities Fund had a total return of 7.79% for the six months ended June 30, 2006. This return resulted from an increase in share price to $18.20 on June 30, 2006, from $17.75 on December 31, 2005, and the reinvestment of $0.950 in quarterly distributions.

•

Based on net asset value (NAV), the Fund had a total return of 2.64% for the six months ended June 30, 2006. This return resulted from a decrease in NAV per share to $18.56 on June 30, 2006, from $19.01 on December 31, 2005, and the reinvestment of $0.950 in quarterly distributions.

•

For comparison, the CBOE S&P 500 BuyWrite Index – an unmanaged stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange – had a return of 4.88% during the same period.(1) The S&P 500 Stock Index – a broad-based, unmanaged, market index commonly used as a measure of overall U.S. stock market performance – had a total return of 2.71% during the same period.(1)

The Nasdaq 100 Index – an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq – had a total return of -1.60% during the same period.(1)

•	The Fund’s Lipper peer group, Lipper Options Arbitrage/Options Strategies Funds Classification, had a return of 4.28% during the same period.(1)

Management Discussion

•

The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing these objectives, the Fund invests in a diversified portfolio of common stocks, a segment of which seeks to exceed the performance of the S&P 500 Stock Index(1) and a segment of which seeks to exceed the performance of the NASDAQ 100 Index;(1) sells S&P 500 Index and NASDAQ 100 Index call options on a continuous basis; and employs a number of tax-management strategies.

•

The U.S. stock market demonstrated continuing volatility during the six months ended June 30, 2006. The market started the year slowly, faced with rising interest rates and soaring energy costs. The Federal Reserve continued its campaign of higher short-term rates, hiking its benchmark Federal Funds rate on four occasions during the six-month period. However, resilient consumer spending, surprisingly good corporate earnings and increasing merger activity propelled the market higher in the second quarter, netting modest gains for the six months ended June 30, 2006.

•

At June 30, 2006, the Fund held a diversified portfolio representing the broad spectrum of the U.S. economy. Roughly 60% of the Fund’s investments tracked the S&P 500 Stock Index, with the remaining 40% tracking the Nasdaq 100 Index. Among the Fund’s common stock holdings, its largest sector weightings at June 30 were information technology, health care, consumer discretionary, financials and industrials.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)   It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

FUND PERFORMANCE

•      The Fund’s chief investment strategy seeks current earnings from option premiums. The level of option premium available from writing call options is dependent, to a large extent, on investors’ expectation of the future volatility of the underlying asset. This volatility expectation, or “implied volatility,” is the primary driving force in determining the level of option premiums. The implied volatility of equity index options rose significantly in the first half of 2006, in step with an increase in perceived investment risk due to economic, interest rate and geopolitical concerns.

The high-premium environment allowed Rampart Investment Management, the Fund’s options manager, to, in some cases, increase the degree to which call options were written “out-of-the-money.” A call option is out-of-the-money when its strike price is greater than the price of the underlying security. The Fund tends to write farther out-of-the-money options after a market decline – a good time to have more upside exposure. Conversely, the Fund tends to write closer-to-the-money options after a period of market strength – a good time to be taking a more conservative position. In effect, this strategy seeks to emulate a “buy low (less hedge)/sell high (more hedge)” investment approach.

•      As part of its tax-managed strategy, management continued to employ tax-efficient investment techniques. These included harvesting losses to offset gains, using cash flows to avoid excess turnover, and monitoring holding periods to optimize favorable tax treatment for dividends and capital gains.

Sector Weightings(1)

By total investments

(1)   Reflects the Fund’s total investments as of June 30, 2006. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Performance

Average Annual Total Returns (by share price, New York Stock Exchange)(2)

One Year	-0.25%
Life of Fund (6/30/05)	5.39

Average Annual Total Returns (at net asset value)

One Year	8.32%
Life of Fund (6/30/05)	7.47

(2)   The one-year total return by share price is based on the closing market prices on June 30, 2005 and June 30, 2006. The Life-of-Fund total return by share price is based on the opening market price on June 30, 2005 less the sales load paid by the shareholder, and the closing market price on June 30, 2006.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Ten Largest Holdings(3)

By total investments

Microsoft Corp.	4.0%
Qualcomm, Inc.	3.0
Apple Computer, Inc.	2.5
Cisco Systems Inc.	2.4
Google, Inc.	2.3
General Electric Co.	2.1
Exxon Mobil Corp.	2.0
Amgen, Inc.	2.0
Citigroup, Inc.	1.9
Oracle Corp.	1.7

(3)   Ten largest Holdings represented 23.9% of the Fund’s total investments as of June 30, 2006. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	78,730	$5,153,666
Honeywell International, Inc.	153,464	6,184,599
Northrop Grumman Corp.	87,518	5,606,403
		$16,944,668
Air Freight & Logistics — 0.7%
FedEx Corp.	66,217	$7,738,119
Hub Group, Inc., Class A(1)	31,798	780,005
		$8,518,124
Auto Components — 0.4%
Johnson Controls, Inc.	62,060	$5,102,573
		$5,102,573
Beverages — 1.4%
Brown-Forman Corp., Class B	10,403	$745,791
Coca-Cola Co.	117,208	5,042,288
PepsiCo, Inc.	168,647	10,125,566
		$15,913,645
Biotechnology — 4.3%
Amgen, Inc.(1)	355,963	$23,219,466
Biogen Idec, Inc.(1)	110,386	5,114,183
BioMarin Pharmaceutical, Inc.(1)	33,661	483,709
Enzon Pharmaceuticals, Inc.(1)	85,000	640,900
Genzyme Corp.(1)	101,950	6,224,047
Gilead Sciences, Inc.(1)	213,291	12,618,296
Regeneron Pharmaceuticals, Inc.(1)	108,503	1,391,008
		$49,691,609
Capital Markets — 2.3%
Amvescap PLC	80,706	$1,492,254
Bank of New York Co., Inc.	243,499	7,840,668
Charles Schwab Corp.	147,927	2,363,873
Federated Investors, Inc.	17,577	553,675
Franklin Resources, Inc.	73,904	6,415,606
Goldman Sachs Group, Inc.	45,588	6,857,803
T. Rowe Price Group, Inc.	21,876	827,132
		$26,351,011

Security	Shares	Value
Chemicals — 1.3%
Ashland, Inc.	1,339	$89,311
Dow Chemical Co.	137,985	5,385,555
Eastman Chemical Co.	33,114	1,788,156
Monsanto Co.	77,725	6,543,668
Rohm & Haas Co.	14,250	714,210
Tronox, Inc., Class B	2,869	37,785
		$14,558,685
Commercial Banks — 4.0%
Bank of America Corp.	339,218	$16,316,386
Comerica, Inc.	9,100	473,109
Compass Bancshares, Inc.	11,751	653,356
First Horizon National Corp.	32,450	1,304,490
Huntington Bancshares, Inc.	21,800	514,044
Marshall & Ilsley Corp.	50,573	2,313,209
National City Corp.	208,604	7,549,379
North Fork Bancorp, Inc.	163,917	4,945,376
Regions Financial Corp.	55,048	1,823,190
Synovus Financial Corp.	18,347	491,333
Wells Fargo & Co.	144,441	9,689,102
		$46,072,974
Commercial Services & Supplies — 1.2%
Acco Brands Corp.(1)	11,126	$243,659
Avery Dennison Corp.	9,865	572,762
Cintas Corp.	213,538	8,490,271
Donnelley (R.R.) & Sons Co.	85,009	2,716,038
Equifax, Inc.	17,858	613,244
Half (Robert) International, Inc.	21,611	907,662
Pitney Bowes, Inc.	21,262	878,121
		$14,421,757
Communications Equipment — 6.8%
Ciena Corp.(1)	151,063	$726,613
Cisco Systems, Inc.(1)	1,470,933	28,727,321
Corning, Inc.(1)	173,033	4,185,668
Motorola, Inc.	254,178	5,121,687
QUALCOMM, Inc.	881,503	35,321,825
Research in Motion, Ltd.(1)	75,604	5,274,891
		$79,358,005

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals — 5.1%
Apple Computer, Inc.(1)	514,229	$29,372,760
Dell, Inc.(1)	182,327	4,450,602
International Business Machines Corp.	176,202	13,535,838
McDATA Corp., Class A(1)	130,906	534,096
Network Appliance, Inc.(1)	196,068	6,921,200
Palm, Inc.(1)	183,682	2,957,280
Seagate Technology(1)	55,837	1,264,150
		$59,035,926
Construction & Engineering — 0.1%
Fluor Corp.	9,092	$844,920
		$844,920
Containers & Packaging — 0.2%
Bemis Co., Inc.	19,722	$603,888
Temple-Inland, Inc.	33,131	1,420,326
		$2,024,214
Distributors — 0.0%
Genuine Parts Co.	12,694	$528,832
		$528,832
Diversified Consumer Services — 0.2%
H&R Block, Inc.	109,446	$2,611,382
		$2,611,382
Diversified Financial Services — 2.7%
CIT Group Inc.	12,621	$659,952
Citigroup, Inc.	467,605	22,557,265
JPMorgan Chase & Co.	147,672	6,202,224
Moody's Corp.	26,753	1,456,968
		$30,876,409
Diversified Telecommunication Services — 1.8%
AT&T Corp.	173,612	$4,842,039
Citizens Communications Co.	425,089	5,547,411
Embarq Corp.(1)	12,430	509,506
Qwest Communications International, Inc.(1)	154,236	1,247,769
Verizon Communications, Inc.	251,832	8,433,854
		$20,580,579

Security	Shares	Value
Electric Utilities — 0.7%
PPL Corp.	59,438	$1,919,847
Progress Energy, Inc.	135,095	5,791,523
		$7,711,370
Electrical Equipment — 1.2%
Cooper Industries, Ltd., Class A	55,811	$5,185,958
Emerson Electric Co.	103,389	8,665,032
		$13,850,990
Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(1)	80,301	$2,534,300
		$2,534,300
Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.	41,269	$3,463,707
Halliburton Co.	123,830	9,189,424
Noble Corp.	72,227	5,375,133
Transocean, Inc.(1)	44,333	3,560,827
		$21,589,091
Food & Staples Retailing — 2.3%
CVS Corp.	244,991	$7,521,224
Safeway, Inc.	190,210	4,945,460
SUPERVALU, Inc.	15,863	486,994
Wal-Mart Stores, Inc.	290,358	13,986,545
		$26,940,223
Food Products — 0.9%
Archer-Daniels-Midland Co.	63,431	$2,618,432
Campbell Soup Co.	16,880	626,417
ConAgra Foods, Inc.	156,193	3,453,427
H.J. Heinz Co.	18,409	758,819
Hershey Co.	10,759	592,498
McCormick & Co., Inc.	15,743	528,178
Sara Lee Corp.	140,854	2,256,481
		$10,834,252
Gas Utilities — 0.1%
Nicor, Inc.	28,999	$1,203,458
		$1,203,458

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	53,182	$1,954,970
Becton, Dickinson and Co.	11,666	713,143
C.R. Bard, Inc.	8,005	586,446
Cooper Cos., Inc.	2,438	107,979
Hospira, Inc.(1)	13,496	579,518
Intuitive Surgical, Inc.(1)	13,918	1,641,906
Medtronic, Inc.	115,235	5,406,826
Stryker Corp.	66,366	2,794,672
Zimmer Holdings, Inc.(1)	11,520	653,414
		$14,438,874
Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	15,618	$654,707
Caremark Rx, Inc.	80,040	3,991,595
Genesis HealthCare Corp.(1)	51,852	2,456,229
Health Management Associates, Inc., Class A	4,522	89,129
Humana, Inc.(1)	69,534	3,733,976
Laboratory Corporation of America Holdings(1)	2,535	157,753
Manor Care, Inc.	34,326	1,610,576
McKesson Corp.	139,128	6,577,972
Quest Diagnostics, Inc.	115,088	6,896,073
		$26,168,010
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	19,600	$818,104
Harrah's Entertainment, Inc.	84,311	6,001,257
International Game Technology	18,708	709,782
McDonald's Corp.	123,300	4,142,880
Starbucks Corp.(1)	310,863	11,738,187
Starwood Hotels & Resorts Worldwide, Inc.	32,575	1,965,575
Wendy's International Inc.	11,254	655,996
		$26,031,781
Household Durables — 0.7%
Black & Decker Corp.	5,886	$497,132
D.R. Horton, Inc.	26,457	630,206
Fortune Brands, Inc.	40,476	2,874,201
Stanley Works	56,752	2,679,829
Whirlpool Corp.	23,719	1,960,375
		$8,641,743

Security	Shares	Value
Household Products — 1.3%
Colgate-Palmolive Co.	7,774	$465,663
Procter & Gamble Co.	265,555	14,764,858
		$15,230,521
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	85,519	$5,113,181
		$5,113,181
Industrial Conglomerates — 2.6%
General Electric Co.	761,087	$25,085,427
Textron Inc.	7,000	645,260
Tyco International, Ltd.	164,456	4,522,540
		$30,253,227
Insurance — 3.2%
ACE, Ltd.	68,766	$3,478,872
American International Group, Inc.	156,261	9,227,212
AON Corp.	21,504	748,769
Arthur J. Gallagher & Co.	115,781	2,933,891
Cincinnati Financial Corp.	13,382	629,088
Lincoln National Corp.	22,863	1,290,388
Marsh & McLennan Cos., Inc.	110,850	2,980,756
Progressive Corp.	14,112	362,820
Prudential Financial, Inc.	90,366	7,021,438
RenaissanceRe Holdings, Ltd.	33,585	1,627,529
SAFECO Corp.	12,497	704,206
St. Paul Travelers Cos., Inc.	139,548	6,221,050
XL Capital Ltd., Class A	1,697	104,026
		$37,330,045
Internet & Catalog Retail — 0.5%
IAC/InterActiveCorp(1)	227,517	$6,026,925
		$6,026,925
Internet Software & Services — 4.5%
eBay, Inc.(1)	414,488	$12,140,353
Google, Inc., Class A(1)	63,552	26,649,260
Yahoo!, Inc.(1)	426,913	14,088,129
		$52,877,742

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services — 2.2%
Automatic Data Processing, Inc.	67,402	$3,056,681
CheckFree Corp.(1)	91,365	4,528,049
Euronet Worldwide, Inc.(1)	37,379	1,434,232
Infosys Technologies, Ltd. ADR	36,734	2,806,845
MoneyGram International, Inc.	112,881	3,832,310
Paychex, Inc.	218,890	8,532,332
Satyam Computer Services, Ltd. ADR	53,066	1,758,607
		$25,949,056
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	19,707	$468,632
Mattel, Inc.	4,756	78,522
		$547,154
Life Sciences Tools & Services — 0.3%
Applera Corp.-Applied Biosystems Group	62,139	$2,010,197
Millipore Corp.(1)	9,704	611,255
PerkinElmer, Inc.	28,152	588,377
Waters Corp.(1)	13,273	589,321
		$3,799,150
Machinery — 1.8%
Caterpillar, Inc.	110,370	$8,220,358
Danaher Corp.	58,451	3,759,568
Deere & Co.	56,159	4,688,715
Eaton Corp.	58,699	4,425,905
		$21,094,546
Media — 5.0%
CBS Corp., Class B	66,548	$1,800,123
Comcast Corp., Class A(1)	423,498	13,865,324
Dow Jones & Co., Inc.	21,109	739,026
McGraw-Hill Cos., Inc.	8,885	446,294
Meredith Corp.	10,785	534,289
NTL, Inc.	239,209	5,956,304
Omnicom Group, Inc.	40,734	3,628,992
Sirius Satellite Radio, Inc.(1)	725,745	3,447,289
Time Warner, Inc.	461,816	7,989,417
TiVo, Inc.(1)	326,806	2,336,663
Univision Communications, Inc., Class A(1)	94,667	3,171,344
Viacom, Inc., Class B(1)	97,667	3,500,385
Walt Disney Co.	370,224	11,106,720
		$58,522,170

Security	Shares	Value
Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	126,002	$6,981,771
Nucor Corp.	152,954	8,297,754
		$15,279,525
Multiline Retail — 1.4%
Federated Department Stores, Inc.	55,726	$2,039,572
J.C. Penney Company, Inc.	34,690	2,341,922
Nordstrom, Inc.	87,000	3,175,500
Sears Holdings Corp.(1)	55,188	8,545,310
		$16,102,304
Multi-Utilities — 1.8%
Ameren Corp.	117,357	$5,926,528
Duke Energy Corp.	115,502	3,392,294
KeySpan Corp.	19,542	789,497
NiSource, Inc.	233,391	5,097,259
PG&E Corp.	6,785	266,515
Public Service Enterprise Group, Inc.	77,955	5,154,385
		$20,626,478
Office Electronics — 0.1%
Xerox Corp.(1)	98,889	$1,375,546
		$1,375,546
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	31,781	$1,972,329
ConocoPhillips	180,588	11,833,932
EOG Resources, Inc.	34,122	2,366,019
Exxon Mobil Corp.	382,496	23,466,130
Hugoton Royalty Trust	3,445	102,316
Kerr-McGee Corp.	28,458	1,973,562
Sunoco Inc.	9,132	632,756
Valero Energy Corp.	11,660	775,623
Williams Cos., Inc.	218,252	5,098,367
XTO Energy, Inc.	57,800	2,558,806
		$50,779,840
Paper and Forest Products — 0.1%
MeadWestvaco Corp.	45,728	$1,277,183
		$1,277,183

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Personal Products — 0.1%
Alberto-Culver Co.	25,840	$1,258,925
		$1,258,925
Pharmaceuticals — 4.9%
Abbott Laboratories	122,167	$5,327,703
Allergan, Inc.	6,128	657,289
Bristol-Myers Squibb Co.	331,596	8,575,073
Eli Lilly & Co.	92,218	5,096,889
Endo Pharmaceuticals Holdings, Inc.(1)	31,975	1,054,535
Forest Laboratories, Inc.(1)	32,914	1,273,443
Johnson & Johnson Co.	143,589	8,603,853
Merck & Co., Inc.	37,000	1,347,910
MGI Pharma, Inc.(1)	131,551	2,828,346
Mylan Laboratories, Inc.	27,473	549,460
Pfizer, Inc.	528,005	12,392,277
Valeant Pharmaceuticals International	64,803	1,096,467
Wyeth	178,308	7,918,658
		$56,721,903
Real Estate Investment Trusts (REITs) — 0.2%
Host Hotels & Resorts, Inc.	19,942	$436,132
Plum Creek Timber Co., Inc.	14,401	511,235
Simon Property Group, Inc.	19,298	1,600,576
		$2,547,943
Road & Rail — 0.2%
CSX Corp.	12,455	$877,330
Norfolk Southern Corp.	17,741	944,176
Ryder System, Inc.	10,708	625,668
		$2,447,174
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	144,139	$4,632,627
Applied Materials, Inc.	669,505	10,899,541
ASML Holding N.V.(1)	130,002	2,628,640
Atheros Communications, Inc.(1)	44,676	847,057
Intel Corp.	727,842	13,792,606
Intersil Corp., Class A	25,657	596,525
KLA-Tencor Corp.	188,098	7,819,234
LSI Logic Corp.(1)	140,907	1,261,118
Marvell Technology Group, Ltd.(1)	119,190	5,283,693
Maxim Integrated Products, Inc.	262,593	8,431,861

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MEMC Electronic Materials, Inc.(1)	59,262	$2,222,325
Micron Technology, Inc.(1)	125,916	1,896,295
National Semiconductor Corp.	106,880	2,549,088
NVIDIA Corp.(1)	205,118	4,366,962
PMC-Sierra, Inc.(1)	132,829	1,248,593
STMicroelectronics N.V.	85,975	1,381,618
Teradyne, Inc.(1)	127,301	1,773,303
Tessera Technologies, Inc.(1)	26,142	718,905
		$72,349,991
Software — 6.8%
Adobe Systems, Inc.(1)	255,331	$7,751,849
BMC Software, Inc.(1)	30,550	730,145
Business Objects SA ADR(1)	42,163	1,146,834
Compuware Corp.(1)	87,217	584,354
i2 Technologies, Inc.(1)	88,398	1,120,003
Microsoft Corp.	2,017,956	47,018,375
Oracle Corp.(1)	1,395,748	20,224,389
Symantec Corp.(1)	16,314	253,520
Wind River Systems, Inc.(1)	63,851	568,274
		$79,397,743
Specialty Retail — 1.9%
Bed Bath and Beyond, Inc.(1)	184,051	$6,104,972
Best Buy Co., Inc.	87,871	4,818,846
Gap, Inc.	174,362	3,033,899
Lowe's Companies, Inc.	84,938	5,153,188
Men's Wearhouse, Inc.	32,380	981,114
Tiffany & Co.	16,186	534,462
TJX Companies, Inc.	84,338	1,927,967
		$22,554,448
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.(1)	22,579	$675,112
NIKE, Inc., Class B	32,906	2,665,386
		$3,340,498
Thrifts & Mortgage Finance — 0.2%
Accredited Home Lenders(1)	12,096	$578,310
Commercial Capital Bancorp	31,525	496,519
MGIC Investment Corp.	8,152	529,880
PMI Group, Inc.	6,174	275,237
		$1,879,946

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	102,975	$7,561,454
Reynolds American, Inc.	52,566	6,060,860
UST, Inc.	32,501	1,468,720
		$15,091,034
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	9,595	$721,832
		$721,832
Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.(1)	39,214	$2,210,885
Sprint Nextel Corp.	248,609	4,969,694
		$7,180,579
Total Common Stocks (identified cost $1,112,005,867)		$1,181,056,014
Total Investments — 101.4% (identified cost $1,112,005,867)		$1,181,056,014

Covered Call Options Written — (1.7%)
Type of Contract	Number of Contracts	Premiums Received	Value
Nasdaq 100 Index, Expires 7/22/06, Strike 1,560.00	643	$1,905,865	$2,539,850
Nasdaq 100 Index, Expires 7/22/06, Strike 1,565.00	530	1,806,505	1,802,000
Nasdaq 100 Index, Expires 7/22/06, Strike 1,575.00	1,844	5,492,092	4,978,800
S & P 500 Index, Expires 7/22/06, Strike 1,255.00	1,139	1,888,462	3,109,470
S & P 500 Index, Expires 7/22/06, Strike 1,260.00	780	1,215,240	1,856,400
S & P 500 Index, Expires 7/22/06, Strike 1,265.00	1,542	2,510,376	3,238,200
S & P 500 Index, Expires 7/22/06, Strike 1,275.00	1,751	2,795,867	2,503,930
S & P 500 Index, Expires 7/22/06, Strike 1,280.00	394	633,552	425,520

Total Call Options Written (premiums received $18,247,959)	$(20,454,170)
Other Assets, Less Liabilities — 0.3%	$3,650,355
Net Assets — 100.0%	$1,164,252,199

ADR - American Depository Receipt

REITs - Real Estate Investment Trusts

(1)  Non-income producing security.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value (identified cost, $1,112,005,867)	$1,181,056,014
Cash	3,355,092
Dividends and interest receivable	1,488,828
Tax reclaims receivable	1,032
Total assets	$1,185,900,966
Liabilities
Written Options outstanding, at value (premiums received $18,247,959)	$20,454,170
Payable to affiliate for investment advisory fees	963,998
Payable to affiliate for Trustees' fees	5,919
Accrued expenses	224,680
Total liabilities	$21,648,767
Net assets applicable to common shares	$1,164,252,199
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 62,725,574 shares issued and outstanding	$627,256
Additional paid-in capital	1,158,445,070
Accumulated net realized loss (computed on the basis of identified cost)	(5,103,996)
Distributions in excess of net investment income	(56,560,067)
Net unrealized appreciation (computed on the basis of identified cost)	66,843,936
Net assets applicable to common shares	$1,164,252,199
Net Asset Value Per Common Share
($1,164,252,199 ÷ 62,725,574 common shares issued and outstanding)	$18.56

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $3,497)	$9,310,092
Interest	134,371
Total investment income	$9,444,463
Expenses
Investment adviser fee	$6,001,859
Trustees' fees and expenses	1,198
Printing and postage	201,745
Custodian fee	153,427
Transfer and dividend disbursing agent fees	33,215
Legal and accounting services	17,152
Miscellaneous	6,639
Total expenses	$6,415,235
Net investment income	$3,029,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(21,471,888)
Written options	54,551,956
Net realized gain	$33,080,068
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$12,462,799
Written options	(17,247,787)
Net change in unrealized appreciation (depreciation)	$(4,784,988)
Net realized and unrealized gain	$28,295,080
Net increase in net assets from operations	$31,324,308

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005(1)
From operations — Net investment income	$3,029,228	$3,053,505
Net realized gain (loss) from investment transactions and written options	33,080,068	(19,565,159)
Net change in unrealized appreciation (depreciation) from investments and written options	(4,784,988)	71,628,924
Net increase in net assets from operations	$31,324,308	$55,117,270
Distributions to common shareholders — From net investment income	$(59,589,295)	$(3,053,505)
From net realized gain	—	(18,618,905)
From tax return of capital	—	(37,859,613)
Total distributions to common shareholders	$(59,589,295)	$(59,532,023)
Capital share transactions — Proceeds from sale of common shares	$—	$1,195,660,000 (2)
Reinvestment of distributions to common shareholders	—	2,340,341
Offering costs	—	(1,168,402)
Net increase in net assets from capital share transactions	$—	$1,196,831,939
Net increase (decrease) in net assets	$(28,264,987)	$1,192,417,186
Net Assets Applicable to Common Shares
At beginning of period	$1,192,517,186	$100,000
At end of period	$1,164,252,199	$1,192,517,186
Distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(56,560,067)	$—

(1)  For the period from the start of business, June 30, 2005, to December 31, 2005.

(2)  Proceeds from sales of shares net of sales load paid of $56,340,000.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended June 30, 2006 (Unaudited)(1)		Period Ended December 31, 2005(1)(2)
Net asset value — Beginning of period	$19.010		$19.100	(3)
Income (loss) from operations
Net investment income	$0.048		$0.049	†
Net realized and unrealized gain	0.452		0.830
Total income from operations	$0.500		$0.879
Less distributions to common shareholders
From net investment income	$(0.950)		$(0.049)
From net realized gain	—		(0.297)
Tax return of capital	—		(0.604)
Total distributions to common shareholders	$(0.950)		$(0.950)
Common shares offering costs charged to paid-in capital	$—		$(0.019)
Net asset value — End of period	$18.560		$19.010
Market value — End of period	$18.200		$17.750
Total Investment Return on Net Asset Value(4)	2.64%		4.72	%(5)
Total Investment Return on Market Value(4)	7.79%		(2.23	)%(5)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$1,164,252		$1,192,517
Ratios (As a percentage of average net assets):
Net expenses	1.07	%(6)	1.09	%(6)†
Net investment income	0.50	%(6)	0.50	%(6)†
Portfolio Turnover	10%		16%

†  The operating expenses of the Fund reflect a reimbursement of organization expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, June 30, 2005, to December 31, 2005.

(3)  Net Asset Value at beginning of period reflects the deduction of the sales load of $0.90 per share paid daily by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the the period reported. Total investment return on net asset value and total return on market value are not computed on an annualized basis.

(6)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 30, 2005. The Fund's primary investment objective is to provide current income, with a secondary objective of capital appreciation. The Fund will pursue its investment objectives by investing primarily in a portfolio of mid- and large-capitalization common stocks, seeking to invest primarily in companies with above-average growth and financial strength. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by selling covered call options on a substantial portion of its portfolio securities. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2005, the Fund had net capital losses of $23,136,539 attributable to security transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2006.

D  Written Options — Upon the writing of a call option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

E  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations. For the six month ended June 30, 2006, there were no credit balances used to reduce the Fund's custodian fee.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

The Fund intends to make quarterly distributions of net investment income and short-term gains in excess of long-term capital losses. At least annually the Fund intends to distribute all or substantially all of its net realized capital gains, if any. In certain circumstances, a portion of distributions to shareholders may be characterized as a return of capital for federal income tax purposes. As of June 30, 2006, the amount estimated to be a tax return of capital was approximately $56,327,771. The final determination of tax characteristics of the Fund's distributions will occur after the end of the year, at which time it will be reported to shareholders. As portfolio and market conditions change, the rate of distributions and the Fund's distribution policy could change. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1.00% annually of average daily gross assets of the Fund. For the six month ended June 30, 2006, the advisory fee amounted to $6,001,859. Pursuant to sub-advisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric), an affiliate, and EVM has delegated the investment management of the Fund's option strategy to Rampart Investment Management Company (Rampart). EVM pays Parametric and Rampart a

Eaton Vance Tax-Managed Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

portion of the advisory fee for sub-advisory services provided to the Fund.

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $120,799,231 and $122,777,312 respectively, for the six month ended June 30, 2006.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,112,005,867
Gross unrealized appreciation	$105,703,932
Gross unrealized depreciation	(36,653,785)
Net unrealized appreciation	$69,050,147

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005(1)
Sales	—	62,605,000
Issued to shareholders electing to receive payments of distributions in Fund shares	—	120,574
Net increase	—	62,725,574

(1)  For the period from the start of business, June 30, 2005, to December 31, 2005.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2006 is included in the Portfolio of Investments.

Written call options activity for the six month ended June 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	8,649	$17,480,251
Options written	51,401	95,843,864
Options terminated in closing purchase transactions	(51,427)	(95,076,155)
Outstanding, end of period	8,623	$18,247,959

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreements with Parametric Portfolio Associates, LLC ("PPA") and Rampart Investment Management Company, Inc. ("Rampart," and with PPA, the "Sub-advisers") including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreements for the Fund

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising each Sub-adviser and coordinating their activities in implementing the Fund's investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S & P 500 Index and the NASDAQ 100. With respect to PPA, the Board noted PPA's experience in deploying quantitative-based investment strategies. With respect to Rampart, the Board considered Rampart's business reputation and its options strategy and its past experience in implementing this strategy.

The Board reviewed the compliance programs of the Adviser and Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 2005) through September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the period from inception (June 2005) through September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including PPA, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including PPA, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Rampart's profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including PPA, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

INVESTMENT MANAGEMENT

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Michael R. Mach
Vice President
Cliff Quisenberry, Jr.
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

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Investment Adviser of Tax-Managed Buy-Write Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Advisers of Eaton Vance Tax-Managed Buy-Write Opportunities Fund
Parametric Portfolio Associates

1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management Company, Inc.

One International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Buy-Write Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2551-8/06  CE-TMBWOFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 15, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006